Consolidated Balance Sheets - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
ASSETS
Non-current assets	€ 46,684	€ 44,729
Intangible assets and goodwill	34,394	33,015
Internally generated software	5,856	2,221
Licenses and domains	185	209
Brands and trademarks	4,839	4,894
Purchased software	18	23
Intangible assets under development	1,703	3,691
Other intangible assets	863	1,173
Goodwill	20,930	20,804
Property, plant and equipment	2,804	2,015
Leasehold improvements	98	127
Other and office equipment	1,675	1,884
Property, plant and equipment under construction	0	4
Right-of-use assets	1,031
Other non-current financial assets	21	24
Other non-current non-financial assets	237	271
Deferred tax assets	9,228	9,404
Current assets	19,123	18,133
Current trade and other receivables	6,604	7,004
Trade receivables	2,924	3,042
Other current financial assets	1,449	914
Other assets	2,231	3,048
Current income tax assets	48	34
Cash and cash equivalents	12,471	11,095
TOTAL ASSETS	65,807	62,862
SHAREHOLDERS' EQUITY AND LIABILITIES
Shareholders' equity	16,534	19,409
Subscribed capital	1,317	1,317
Capital reserves	49,741	49,365
Share-based payment reserve	5,772	4,149
Accumulated deficit	(41,030)	(36,156)
Accumulated other comprehensive income	734	734
Non-current liabilities	1,924	9,582
Non-current borrowings	0	8,375
Other non-current provisions	16	16
Other non-current financial liabilities	709	54
Deferred tax liabilities	1,195	1,132
Non-current contract liabilities	4	5
Current liabilities	47,349	33,871
Current borrowings	11,291	3,750
Other current provisions	518	305
Current trade and other payables	19,934	12,863
Trade payables	17,092	10,166
Other current financial liabilities	1,060	878
Other liabilities	1,782	1,819
Current income tax liabilities	77	349
Current contract liabilities	15,529	16,604
Total liabilities	49,273	43,453
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	€ 65,807	€ 62,862